LEASE - Additional information (Details)	Dec. 31, 2024	Dec. 31, 2023
LEASE
Weighted average of remaining lease term - finance leases (in years)	6 years 9 months 18 days	4 years
Weighted average of remaining lease term - operating leases (in years)	15 years 6 months	14 years 4 months 24 days
Weighted average of lease discount rate - finance lease	5.30%	5.50%
Weighted average of lease discount rate - operating lease	5.00%	5.70%